Derivative financial instruments - Summary of derivative financial instruments by index (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 733,048,921	R$ 520,217,621
Assets, fair value	7,559,433	4,085,004
Liabilities, notional amount	668,901,580	492,067,822
Liabilities, fair value	(7,819,364)	(3,229,236)
Net, fair value	(259,931)	855,768
Swaps
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	(870,393)	(485,164)
Swaps | Interest
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	6,143,671	3,420,857
Liabilities, fair value	870,393	485,164
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	(200,272)	(2,480)
Forward contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	3,002,067	162,551
Liabilities, fair value	167,328	822
Forward contracts | Shares
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	0	1,658
Liabilities, fair value	0	1,658
Forward contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	32,944	0
Liabilities, fair value	32,944	0
Swaps
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	5,578,227	3,955,473
Assets, fair value	777,816	1,133,768
Liabilities, notional amount	6,143,671	3,420,857
Liabilities, fair value	(870,393)	(485,164)
Swaps | Interest
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	5,014,934	3,955,473
Assets, fair value	776,215	1,133,768
Swaps | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	563,293	0
Assets, fair value	1,601	0
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	2,905,411	1,857,542
Assets, fair value	456,724	187,392
Liabilities, notional amount	3,035,011	164,209
Liabilities, fair value	(200,272)	(2,480)
Forward contracts | Interest
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	32,952	146,893
Assets, fair value	32,952	146,893
Forward contracts | Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	2,546,940	1,710,648
Assets, fair value	98,253	40,499
Forward contracts | Shares
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	325,519	0
Assets, fair value	325,519	0
Futures contracts
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	43,100,609	15,920,584
Assets, fair value	26,535	21,809
Liabilities, notional amount	44,981,642	0
Liabilities, fair value	(13,221)	0
Futures contracts | Interest | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	43,100,609	15,919,619
Assets, fair value	26,535	21,480
Futures contracts | Interest | Commitment to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	44,981,642	0
Assets, fair value	(13,221)	0
Futures contracts | Foreign exchange | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	0	965
Assets, fair value	0	329
Options
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	681,464,674	498,484,022
Assets, fair value	6,298,358	2,742,035
Liabilities, notional amount	614,741,256	488,482,756
Liabilities, fair value	(6,735,478)	(2,741,592)
Options | Interest | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	675,637,469	496,676,302
Assets, fair value	5,223,851	2,449,218
Options | Interest | Commitment to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	605,512,143	485,933,296
Assets, fair value	(5,789,650)	(2,417,689)
Options | Foreign exchange | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	0	37,500
Assets, fair value	0	82,369
Options | Foreign exchange | Commitment to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	0	37,500
Assets, fair value	0	(94,612)
Options | Shares | Purchase commitments
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	5,827,205	1,770,220
Assets, fair value	1,074,507	210,448
Options | Shares | Commitment to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	9,229,113	2,511,960
Assets, fair value	(945,828)	(229,291)
Options | Commodities | Commitment to sell
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount		0
Assets, fair value		R$ 0